Prepaid Expenses and Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Receivables
Prepaid Expenses and Other Receivables

Note 7 – Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024

Prepaid expenses	$101,399	$202,294
Other receivables	62,008	17,415
	$163,407	$219,709

As of March 31, 2025 and December 31, 2024, prepaid expenses and other receivables mainly represented prepaid insurance, prepaid rent, refund receivable from suppliers, prepaid advertising expense, and Celero and Cardknox account balances.

Note 7 – Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023

Prepaid expenses	$202,294	$984,934
Other receivables	17,415	41,265
	$219,709	$1,026,199

As of December 31, 2024 and 2023, prepaid expenses and other receivables mainly represented prepaid insurance, prepaid rent, refund receivable from suppliers, prepaid advertising expense, and Celero and Cardknox account balances.

In October 2022, Nova Malaysia entered into a business agreement with an I.T. firm to develop a virtual reality and augmented reality development project and related works. The project was originally intended to be used internally to promote the sales. Nova Malaysia agreed to pay 10,000,000 Malaysia Ringgit ($2,110,640) for developing the project. The payment would be paid as first phase for 40% of total payment, second phase for 20% of total payment, third phase for 20% of total payment and fourth phase for 20% of total payment. On April 20, 2023, the Company entered into an amended agreement to update and test the project for additional 1,000,000 Malaysia Ringgit ($217,851). On May 10, 2023, the virtual reality and augmented reality development project was completed as a prototype testing model. Up to that point, the company believes this project could be utilized not only internally to promote sales, but also go external licensing for direct subscription in the future, which might help the company to convert to a software or APP provider. However, it is just a part of the ultimate software product to be functional. The ultimate software is still in development stage and not currently feasible to be functional. The total payment to IT firm was 11,000,000 Malyaia Ringgit ($2,413,498) and was recorded as research and development.